Notes Payable (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest rate	10.00%	10.00%
Total notes payables	$ 1,997	$ 2,119	$ 961
Less: current portion	(1,715)	(1,797)	(961)
Notes payable - long-term portion	$ 282	322
Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Interest rate	3.70%
Total notes payables	$ 1,580	1,623	949
Other Short-term Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	3.00%
Total notes payables	$ 417	425	12
Financed Receivables [Member]
Short-Term Debt [Line Items]
Interest rate	8.50%
Total notes payables		$ 71
Debt maturity date	Jan. 10, 2023